Organization and Principal Activities - Additional Information (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
VIEs
Organization And Principal Activities [Line Items]
Consolidated assets as collateral for obligations	$ 0
Strategic Consulting Services Agreement
Organization And Principal Activities [Line Items]
Service agreement, term	20 years
VIE's income before tax	30.00%
Technical Support Services Agreement
Organization And Principal Activities [Line Items]
Service agreement, term	10 years
VIE's income before tax	30.00%
Operating Support Services Agreement
Organization And Principal Activities [Line Items]
Service agreement, term	10 years
VIE's income before tax	40.00%